Share-based payments - Non-vested shares (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 $ / shares
Share-based Payments
Share-based compensation expenses | ¥	¥ 1,731,063		¥ 1,537,740		¥ 1,509,806
Key management
Share-based Payments
Forfeiture rate (as a percent)	0.00%		0.00%		0.00%
Employees
Share-based Payments
Forfeiture rate (as a percent)	28.00%		29.00%		23.00%
Share-based compensation expenses | ¥	¥ 302,334		¥ 298,650		¥ 283,630
Non-vested shares
Share-based Payments
Non-vested ordinary shares granted to executive officers, employees, members of audit committee and consultants (in shares)	1,546,550		1,794,730		2,894,700
Vesting period (in years)	4 years
Aggregate fair value of the restricted shares at grant dates | ¥	¥ 878,900		¥ 1,083,690		¥ 1,549,568
Unrecognized compensation cost related to non-vested shares | ¥	¥ 1,431,304	¥ 1,431,304	¥ 1,541,967	¥ 1,541,967
Weighted-average vesting period over which unrecognized compensation cost is to be recognized	2 years 5 months 4 days		2 years 6 months 18 days
Weighted average granted fair value per share of non-vested shares granted during the year (in dollars per share) | (per share)	¥ 568.3	¥ 79.52	¥ 603.82	¥ 83.87	¥ 535.31	$ 76.49
Non-vested shares movement
Outstanding at the beginning of the period	3,723,979
Granted	1,546,550		1,794,730		2,894,700
Vested	(1,541,405)
Forfeited	(541,222)
Outstanding at the end of the period	3,187,902		3,723,979
Non-vested shares | First anniversary from grant date
Share-based Payments
Vesting percentage	25.00%
Non-vested shares | Over a three-year period ending on the fourth anniversary of the grant date
Share-based Payments
Vesting percentage	75.00%
Non-vested shares | Key management
Share-based Payments
Forfeiture rate (as a percent)	0.00%		0.00%		0.00%
Non-vested shares | Employees
Share-based Payments
Forfeiture rate (as a percent)	28.00%		29.00%		23.00%
Share-based compensation expenses | ¥	¥ 768,010		¥ 879,035		¥ 784,981